RESTRICTED LONG-TERM INVESTMENTS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
RESTRICTED LONG-TERM INVESTMENTS
Restricted long-term investments	CAD 90	CAD 49
Future abandonment costs	CAD 97	CAD 48